Subordinated Debt - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Accrued interest	₸ 67	₸ 1
Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Accrued interest	₸ 3,179	₸ 3,179